Document and Entity Information	0 Months Ended
Aug. 23, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 23, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	Aug. 23, 2013
Document Effective Date	Aug. 23, 2013
Prospectus Date	Mar. 01, 2013
PowerShares Fundamental High Yield® Corporate Bond Portfolio | PowerShares Fundamental High Yield Corporate Bond Portfolio
Risk/Return:
Trading Symbol	PHB
PowerShares Fundamental Investment Grade Corporate Bond Portfolio | PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Risk/Return:
Trading Symbol	PFIG